STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Outstanding Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2013		$ 146,711	$ (1,065)	$ (136,243)	$ 9,403
Balance, shares at Dec. 31, 2013	8,898,861
Issuance of share capital
Stock based compensation		10			10
Net income (loss)				(677)	(677)
Balance at Dec. 31, 2014		146,721	(1,065)	(136,920)	9,403
Balance, shares at Dec. 31, 2014	8,898,861
Issuance of share capital		603			603
Issuance of share capital, shares	980,000
Stock based compensation		120			120
Net income (loss)				(885)	(885)
Balance at Dec. 31, 2015		147,444	(1,065)	(137,805)	$ 8,574
Balance, shares at Dec. 31, 2015	9,878,861				9,878,861
Issuance of share capital
Stock based compensation		201			201
Net income (loss)				(1,280)	(1,280)
Balance at Dec. 31, 2016		$ 147,645	$ (1,065)	$ (139,085)	$ 7,495
Balance, shares at Dec. 31, 2016	9,878,861				9,878,861